Significant Customers - Schedule of Concentrations of Revenues (Details) (Altruis Benefit Consultants, Inc.) - Altruis Benefit Consultants Inc [Member] - Revenue [Member] - Customer Concentration Risk [Member]
	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Insurance Carrier One [Member]
Concentration of risk percentage	51.00%	40.00%
Insurance Carrier Two [Member]
Concentration of risk percentage	19.00%	19.00%